Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (this “Post-Effective Amendment”) relates to the Registration Statement on Form S-1 (File No. 333-274606) filed by Kindly MD, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”), which was initially declared effective by the SEC on May 13, 2024, (as amended, the “Registration Statement”). The Registration Statement related to the registration of certain securities as part of the Company’s initial public offering (the “IPO” or the “Offering”), including: (i) 1,712,057 shares of common stock of the Company (the “Common Stock”) for resale by certain selling stockholders (the “Selling Stockholders”); (ii) up to 1,272,727 units (the “Units”) by the Company, with each Unit consisting of (a) one share of Common Stock, (b) one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of Common Stock within five years at an exercise price of $6.33 per share, and (c) one non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”) to purchase one-half of one share of Common Stock within five years at an exercise price of $6.33 per share; and (iii) 87,818 Representative’s Warrants to purchase one share of Common Stock within five years at an exercise price of $6.33 per share. Upon the closing of the Offering on June 3, 2024, the Company issued and sold 1,240,910 Units as part of the IPO. In addition, the underwriters partially exercised its overallotment option, resulting in the issuance of 76,538 Tradeable Warrants and 76,538 Non-tradeable Warrants. As of April 28, 2025, none of the Tradeable Warrants, Non-tradeable Warrants or Representative’s Warrants sold in the offering have been exercised and 82,310 shares of the 1,712,057 Selling Stockholders’ Common Stock that were initially registered in the Registration Statement remain listed on the shareholder list of the Company. The Tradeable Warrants, Non-tradeable Warrants and Representative’s Warrants are referred to collectively herein as “Warrants”. This Registration Statement includes the 82,310 shares of the Selling Shareholders that have not been sold or transferred and the 2,059,811 shares of Common Stock issuable upon the exercise of previously issued Warrants. Relative to the number of shares of our Common Stock covered by the Registration Statement, the number of shares of our Common Stock covered by this Post-Effective Amendment has been adjusted to reduce the total amount of shares included to reflect 1,240,910 shares of Common Stock included in the Units that were sold as part of the Offering and the 1,629,747 shares of Common Stock that were previously sold or transferred by the Selling Stockholders named herein pursuant to the Registration Statement. This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) to (i) include information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was initially filed with the SEC on March 28, 2025, as amended (the “Annual Report”); (ii) ensure that the shares of our Common Stock may be sold by the Selling Stockholders; (ii) ensure that the shares of our Common Stock issuable upon exercise of the Tradeable Warrants, Non-tradeable Warrants and Representative’s Warrants may be issued pursuant to an effective registration statement; and (iii) to update certain other information contained in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable filing fees were previously paid by the Company at the time of the original filing of the Registration Statement. This Registration Statement contains two forms of prospectuses: one to be used in connection with the offering of the Common Stock underlying 1,317,448 Tradeable Warrants, 1,317,448 Non-tradeable Warrants and 83,639 Representative’s Warrants (the “Warrant Prospectus”) and one to be used in connection with the resale by certain selling stockholders of an aggregate amount up to 82,310 shares of our common stock (the “Selling Stockholder Prospectus”). The Warrant Prospectus and the Selling Stockholder Prospectus will be identical in all respects except for the alternate pages for the Selling Stockholder Prospectus included herein which are labeled “Alternate Pages for Selling Stockholder Prospectus.” The Selling Stockholder Prospectus is substantively identical to the Warrant Prospectus, except for the following principal points: ● they contain different outside and inside front covers; ● they contain different Offering sections in the Prospectus Summary section; ● they contain different Use of Proceeds sections; ● a Selling Stockholder section is included in the Selling Stockholder Prospectus; We have included in this Registration Statement, after the financial statements, a set of alternate pages to reflect the foregoing differences of the Selling Stockholder Prospectus as compared to the Warrant Prospectus. The sales of our common stock registered in the Warrant Prospectus and the Selling Stockholder Prospectus may result in two offerings taking place concurrently, which could affect the price and liquidity of, and demand for, our common stock.
Entity Registrant Name	KINDLY MD, INC.
Entity Central Index Key	0001946573
Entity Tax Identification Number	84-3829824
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	5097 South 900 East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84117
City Area Code	(385)
Local Phone Number	388-8220
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5097 South 900 East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84117
City Area Code	(385)
Local Phone Number	388-8220
Contact Personnel Name	Timothy Pickett